Employees (Tables)	12 Months Ended
Mar. 31, 2019
Employees [Abstract]
Summary of Number of Employees in the Group

		2019		2018		2017
Number of employees in the group[a]	Year end 000	Average 000	Year end 000	Average 000	Year end 000	Average 000
UK	84.3	83.4	82.2	82.5	82.8	82.2
Non-UK	22.4	23.1	23.6	23.7	23.6	22.8
Total employees	106.7	106.5	105.8	106.2	106.4	105.0

As explained in note 2, we reduced the number of our customer-facing units during the year. BT Consumer and EE have been combined into ‘Consumer’, and Business and Public Sector and Wholesale and Ventures have been combined into ‘Enterprise’. We also transferred c. 700 employees in our Northern Ireland Networks business from Enterprise to Openreach. The prior year comparatives presented in the table below have been restated to reflect these changes.

		2019		2018		2017
Number of employees in the group[a]	Year end 000	Average 000	Year end 000	Average 000	Year end 000	Average 000
Consumer	19.7	19.0	18.2	18.0	17.9	16.8
Enterprise[b]	13.4	13.8	13.2	13.5	13.4	13.2
Global Services	16.6	16.8	16.9	17.3	17.5	17.4
Openreach[b]	33.2	31.9	31.2	31.1	30.9	31.6
Other	23.8	25.0	26.3	26.3	26.7	26.0
Total employees	106.7	106.5	105.8	106.2	106.4	105.0

[a] These reflect the full-time equivalent of full and part-time employees.

[b] The 2018 and 2017 comparatives have been restated to reflect the change in segments and the transfer of Nothern Ireland Networks as described above.